SHARE CAPITAL	6 Months Ended
Jun. 30, 2021
SHARE CAPITAL [Abstract]
SHARE CAPITAL	SHARE CAPITALThe authorized share capital of the Company as of June 30, 2021 is $500,000,000 divided into 500,000,000 shares of $1.00 par value each, of which 197,692,321 shares (December 31, 2020: 197,692,321 shares) of $1.00 par value each are in issue and fully paid.